SEMI-ANNUAL REPORT

President's Message

Dear Investor:

I am pleased to present the Semi-Annual Report to Shareholders for Automated Government Cash Reserves, a portfolio of Money Market Obligations Trust, for the six-month period ended October 31, 1999. The report begins with a brief commentary by the fund's portfolio manager on the short-term government market, followed by a complete list of the fund's investments and its financial statements.

On behalf of investors, the fund pursues current income, a high level of liquidity, and a stable net asset value of $1.00 per share. 1 It invests exclusively in a portfolio of securities issued or guaranteed by the U.S. government or its agencies. Of course, the portfolio itself is not guaranteed.

During the six-month reporting period, dividends paid to shareholders totaled $15.1 million, which amounted to $0.02 per share. At the end of the reporting period, fund assets totaled $613.1 million.

Thank you for participating in the daily income opportunities of Automated Government Cash Reserves as a high-quality cash investment. As always, we welcome your questions, comments, or suggestions.

Sincerely,

[Graphic]

J. Christopher Donahue
President
December 15, 1999

1 An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Investment Review

Automated Government Cash Reserves, which is rated AAAm by Standard & Poor's 1 and Aaa by Moody's Investors Service,2 invests in U.S. treasury and certain U.S. government agency obligations only. Because of the expensive nature of the short-term treasury market, the fund currently holds agency securities only. The fund continues to invest in issues of the Student Loan Marketing Association, Federal Farm Credit Bank, Federal Home Loan Bank, and Tennessee Valley Authority. The fund does not invest in repurchase agreements and is managed to provide distributions which are exempt from state and local taxes.

The Federal Reserve Board (the "Fed") voted to tighten monetary policy twice over the reporting period-at the end of June and in late August-and followed with a third move in mid-November. The three 25 basis point hikes in the fed funds target rate brought that rate to its current level of 5.5% and completely removed the 75 basis points in emergency liquidity that the Fed infused into the market in the fourth quarter of 1998, at the height of the global economic crisis. The policy moves came against a backdrop of vigorous economic growth-with Gross Domestic Product estimated to have grown in the third quarter at close to 5.0%-combined with remarkably contained inflation.

Movements in short-term interest rates over this period reflected-and often anticipated-the actions taken by the Fed. The yield on the three-month agency discount note traded at 4.8% in early May and climbed higher to almost 5.1% by the time of the first tightening at the end of June. The market then traded in a relatively narrow range throughout July, until tightening expectations began to build once again. The yield on this security climbed higher throughout August to 5.3% by the time of the second move, and then repeated the earlier pattern of trading within a narrow range for a number of weeks. In October, the prospects for yet another tightening grew once more and the yield on the three-month discount note resumed its upward climb to end the reporting period at 5.6%.

The fund was managed within a 35 to 45 day average maturity target range over the reporting period and maximized performance through ongoing relative value analysis. The fund's portfolio structure is barbelled, which continues to provide a competitive yield. About one-quarter of the assets of the fund is invested in U.S. government agency floating rate notes in order to increase the fund's responsiveness to changes in short-term interest rates. The fund also uses a floating rate masternote agreement designed to facilitate portfolio liquidity. This floating rate position, combined with short-term agency discount notes, comprise the short end of the bar-bell. The fund combines this short position with treasury and agency securities with longer maturities of 6 to 13 months.

1 This rating is obtained after Standard & Poor's evaluates a number of factors, including credit quality, market price exposure and management. Standard & Poor's monitors the portfolio weekly for developments that could cause changes in the ratings. Ratings are subject to change and do not remove market risks.

2 Money market funds and bond funds rated Aaa by Moody's Investors Service are judged to be of an investment quality similar to Aaa-rated fixed income obligations; that is, they are judged to be of the best quality. Ratings are subject to change and do not remove market risks.

Shareholder Meeting Results

A Special Meeting of Shareholders of Automated Government Cash Reserves was held on August 11, 1999. On April 30, 1999, the record date for shareholders voting at the meeting, there were 773,256,178 total outstanding shares. The following items were considered by shareholders of the fund and the results of their voting were as follows:

AGENDA ITEM 1

To elect seven Trustees.

                                                  WITHHELD
                                                  AUTHORITY
                                    FOR           TO VOTE
Thomas G. Bigley                    552,160,863   1,674,122
Nicholas P. Constantakis            552,160,863   1,674,122
John F. Cunningham                  552,160,863   1,674,122
J. Christopher Donahue              552,160,863   1,674,122
Charles F. Mansfield, Jr.           552,160,863   1,674,122
John E. Murray, Jr., J.D., S.J.D.   552,160,863   1,674,122
John S. Walsh                       552,160,863   1,674,122

AGENDA ITEM 2

To ratify the selection of Ernst & Young LLP as the fund's independent auditors.

The results of shareholders voting were as follows:

FOR           AGAINST     ABSTENTIONS
552,159,503   1,550,879   124,603

AGENDA ITEM 3

To approve a proposed Agreement and Plan of Reorganization between Federated Government Trust, on behalf of its portfolio, Automated Government Cash Reserves (the "Government Fund") and Money Market Obligations Trust, on behalf of its series, Automated Government Cash Reserves (the "New Government Fund"), whereby the New Government Fund would acquire all of the assets of the Government Fund in exchange for shares of the New Government Fund to be distributed pro rata by the Government Fund to its shareholders in complete liquidation and termination of the Government Fund.

FOR           AGAINST     ABSTENTIONS
550,443,049   1,585,031   232,417

Portfolio of Investments

OCTOBER 31, 1999 (UNAUDITED)

PRINCIPAL
AMOUNT                                                   VALUE
                  GOVERNMENT AGENCIES-100.4%
  $  22,000,000 1 Federal Farm Credit Bank,
                  Discount Notes, 5.140%,
                  11/10/1999                      $  21,971,730
     10,000,000   Federal Farm Credit Bank,
                  Notes, 5.000% - 5.400%,
                  4/3/2000 - 7/3/2000                 9,993,731
    300,940,000 1 Federal Home Loan Bank,
                  Discount Notes, 5.125% -
                  5.560%, 11/3/1999 -
                  3/22/2000                         298,748,282
     64,000,000 2 Federal Home Loan Bank,
                  Floating Rate Notes,
                  5.209% - 5.405%,
                  11/1/1999 - 12/1/1999              63,979,528
     39,500,000   Federal Home Loan Bank,
                  Notes, 4.790% - 6.050%,
                  1/14/2000 - 10/25/2000             39,486,634
     81,000,000 2 Student Loan Marketing
                  Association, Floating Rate
                  Notes, 5.225% - 5.895%,
                  11/2/1999                          80,984,134
     27,800,000 2 Student Loan Marketing
                  Association, Floating Rate
                  Master Note, 5.545%,
                  11/2/1999                          27,800,000
     14,000,000   Student Loan Marketing Association, Notes, 4.930% - 6.045%,
                  11/17/1999 -
                  11/3/2000                          14,001,379
     59,000,000 1 Tennessee Valley
                  Authority, Discount Notes,
                  5.080% - 5.170%, 11/5/1999
                  - 11/17/1999                       58,915,718
                  TOTAL INVESTMENTS (AT
                  AMORTIZED COST) 3               $ 615,881,136

1 Discount rate at time of purchase.

2 Floating rate note with current rate and next reset date shown.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($613,132,479) at October 31, 1999.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

OCTOBER 31, 1999 (UNAUDITED)

ASSETS:
Total investments in
securities, at amortized
cost and value                                    $615,881,136
Cash                                                    23,302
Income receivable                                    1,834,524
TOTAL ASSETS                                       617,738,962
LIABILITIES:
Payable for investments
purchased                       $ 1,998,820
Income distribution
payable                           2,476,212
Accrued expenses                    131,451
TOTAL LIABILITIES                                    4,606,483
Net assets for 613,132,479
shares outstanding                                $613,132,479
NET ASSET VALUE, OFFERING
PRICE AND REDEMPTION
PROCEEDS PER SHARE:
$613,132,479 / 613,132,479
shares outstanding                                       $1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED OCTOBER 31, 1999 (UNAUDITED)

INVESTMENT INCOME:
Interest                                             $ 17,070,717
EXPENSES:
Investment advisory fee            $ 1,675,980
Administrative personnel
and services fee                       252,738
Custodian fees                          21,529
Transfer and dividend
disbursing agent fees and
expenses                                13,967
Directors'/Trustees' fees                4,737
Auditing fees                            6,286
Legal fees                               3,101
Portfolio accounting fees               49,845
Shareholder services fee               837,990
Share registration costs                18,001
Printing and postage                     6,449
Insurance premiums                       1,421
Miscellaneous                            5,028
TOTAL EXPENSES                       2,897,072
WAIVERS:
Waiver of investment
advisory fee                          (904,624)
Net expenses                                            1,992,448
Net investment income                                $ 15,078,269

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

                                      SIX MONTHS
                                           ENDED
                                     (unaudited)            YEAR ENDED
                                     OCTOBER 31,             APRIL 30,
                                            1999                  1999
INCREASE (DECREASE) IN NET
ASSETS
OPERATIONS:
Net investment income           $     15,078,269       $     37,110,967
CHANGE IN NET ASSETS
RESULTING FROM OPERATIONS             15,078,269             37,110,967
DISTRIBUTIONS TO
SHAREHOLDERS:
Distributions from net
investment income                    (15,078,269)           (37,110,967)
CHANGES IN NET ASSETS
RESULTING FROM
DISTRIBUTIONS
TO SHAREHOLDERS                      (15,078,269)           (37,110,967)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                             1,090,289,007          3,335,196,980
Net asset value of shares
issued to shareholders in
payment of
distributions declared                 2,411,895              9,242,946
Cost of shares redeemed           (1,253,478,116)        (3,232,730,282)
CHANGE IN NET ASSETS
RESULTING FROM SHARE
TRANSACTIONS                        (160,777,214)           111,709,644
Change in net assets                (160,777,214)           111,709,644
NET ASSETS:
Beginning of period                  773,909,693            662,200,049
End of period                   $    613,132,479       $    773,909,693

See Notes which are an integral part of the Financial Statements

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                            SIX MONTHS
                                 ENDED
                           (Unaudited)
                          OCTOBER  31,                             YEAR ENDED APRIL 30,
                                  1999           1999         1998         1997         1996
1995
NET ASSET VALUE,
BEGINNING OF PERIOD             $ 1.00         $ 1.00       $ 1.00       $ 1.00       $ 1.00       $
1.00
INCOME FROM
INVESTMENT OPERATIONS:
Net investment income             0.02           0.05         0.05         0.05         0.05
0.05
LESS DISTRIBUTIONS:
Distributions from
net investment income            (0.02)         (0.05)       (0.05)       (0.05)       (0.05)
(0.05)
NET ASSET VALUE,
END OF PERIOD                   $ 1.00         $ 1.00       $ 1.00       $ 1.00       $ 1.00       $
1.00
TOTAL RETURN 1                    2.29%          4.75%        5.08%        4.90%        5.24%
4.68%

RATIOS TO AVERAGE
NET ASSETS:
Expenses 2                        0.86% 3        0.86%        0.87%        0.88%        0.88%
0.90%
Net investment
income 2                          4.23% 3        4.38%        4.69%        4.51%        4.82%
4.38%
Expenses (after
waivers)                          0.59% 3        0.59%        0.60%        0.59%        0.58%
0.58%
Net investment
income (after waivers)            4.50% 3        4.65%        4.96%        4.80%        5.12%
4.70%
SUPPLEMENTAL DATA:
Net assets, end of
period (000 omitted)          $613,132       $773,910     $662,200     $663,071     $603,136
$603,849

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

3 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

OCTOBER 31, 1999 (UNAUDITED)

ORGANIZATION

Effective August 31, 1999, Automated Government Cash Reserves (the "Fund") became a portfolio of the Money Market Obligations Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of twenty one portfolios. The financial statements included herein are only those of the Fund. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is current income consistent with stability of principal and liquidity.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex- dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At October 31, 1999, capital paid-in aggregated $613,132,479.

Transactions in shares were as follows:

                                  SIX MONTHS
                                       ENDED       YEAR ENDED
                                 OCTOBER 31,        APRIL 30,
                                        1999             1999
Shares sold                    1,090,289,007    3,335,196,980
Shares issued to
shareholders in payment of
distributions declared             2,411,895        9,242,946
Shares redeemed               (1,253,478,116)  (3,232,730,282)
NET CHANGE RESULTING FROM
SHARE TRANSACTIONS              (160,777,214)     111,709,644

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

YEAR 2000

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Trustees

JOHN F. DONAHUE
THOMAS G. BIGLEY
JOHN T. CONROY, JR.
NICHOLAS P. CONSTANTAKIS
JOHN F. CUNNINGHAM
J. CHRISTOPHER DONAHUE
LAWRENCE D. ELLIS, M.D.
PETER E. MADDEN
CHARLES F. MANSFIELD, JR.
JOHN E. MURRAY, JR., J.D., S.J.D.
MARJORIE P. SMUTS
JOHN S. WALSH

Officers

JOHN F. DONAHUE
Chairman

J. CHRISTOPHER DONAHUE
President

EDWARD C. GONZALES
Executive Vice President

JOHN W. MCGONIGLE
Executive Vice President and Secretary

RICHARD B. FISHER
Vice President

RICHARD J. THOMAS
Treasurer

LESLIE K. ROSS
Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

[Graphic]
Federated
World-Class Investment Manager
SEMI-ANNUAL REPORT

Automated Government Cash Reserves

SEMI-ANNUAL REPORT
TO SHAREHOLDERS

OCTOBER 31, 1999

[Graphic]
Federated
Automated Government Cash Reserves
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
WWW.FEDERATEDINVESTORS.COM
Federated Securities Corp., Distributor

Cusip 60934N716

0112708 (12/99)

[Graphic]

SEMI-ANNUAL REPORT

President's Message

Dear Investor:

I am pleased to present the Semi-Annual Report to Shareholders for Automated Treasury Cash Reserves, a portfolio of Money Market Obligations Trust, for the six-month period ended October 31, 1999. The report begins with a brief commentary by the fund's portfolio manager on the short-term government market, followed by a complete list of the fund's investments and its financial statements.

On behalf of investors, the fund pursues current income, a high level of liquidity, and a stable net asset value of $1.00 per share 1-all through a portfolio of U.S. treasury obligations.

During the six-month reporting period, dividends paid to shareholders totaled $5.5 million, or $0.02 per share. At the end of the reporting period, net assets reached $276.5 million.

Thank you for participating in the daily income opportunities of Automated Treasury Cash Reserves. Your questions, comments, or suggestions are always welcome.

Sincerely,

[Graphic]

J. Christopher Donahue

President

December 15, 1999

1 An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Investment Review

Automated Treasury Cash Reserves, which is rated AAAm by Standard & Poor's 1 and Aaa by Moody's Investors Service,2 is invested only in direct issues of the U.S. treasury. The fund was created to meet the needs of tax-sensitive investors in states that consider income from all repurchase agreements as taxable. Therefore, the fund's acceptable investments do not include repurchase agreements.

The Federal Reserve Board (the "Fed") voted to tighten monetary policy twice over the reporting period-at the end of June and in late August-and followed with a third move in mid-November. The three 25 basis point hikes in the fed funds target rate brought that rate to its current level of 5.5% and completely removed the 75 basis points in emergency liquidity that the Fed infused into the market in the fourth quarter of 1998, at the height of the global economic crisis.

Movements in short-term interest rates over this period reflected both the actions taken by the Fed and technical supply issues. The yield on the three-month treasury bill traded at 4.6% in early May and climbed higher to nearly 5.0% by the time of the second tightening in late August. The maturity of short-term cash management bills issued by the Treasury Department combined with a temporary reduction in the auction size of the weekly three-month treasury bill to drive the yield on this security down to 4.7% in September. Quarter-end pressures contributed to the decline as well. However, with an increase in the weekly bill auction and a buildup in expectations for yet another incremental tightening from the Fed, the yield on this security resumed its upward climb in October to end the month at 5.1%.

The fund's average maturity generally moved between 45 and 55 days over the reporting period, varying with the shifts in sentiment and in treasury supply. We favored treasury notes to treasury bills over the reporting period due to the expensive nature of the bill market. The fund maximized performance through ongoing relative value analysis and actively traded portfolio holdings to achieve that goal.

1 This rating is obtained after Standard & Poor's evaluates a number of factors, including credit quality, market price exposure and management. Standard & Poor's monitors the portfolio weekly for developments that could cause changes in the ratings. Ratings are subject to change and do not remove market risks.

2 Money market funds and bond funds rated Aaa by Moody's Investors Service are judged to be of an investment quality similar to Aaa-rated fixed income obligations; that is, they are judged to be of the best quality. Ratings are subject to change and do not remove market risks.

Shareholder Meeting Results

A Special Meeting of Shareholders of Automated Treasury Cash Reserves was held on August 11, 1999. On April 30, 1999, the record date for shareholders voting at the meeting, there were 254,355,362 total outstanding shares. The following items were considered by shareholders of the fund and the results of their voting were as follows:

AGENDA ITEM 1

To elect seven Trustees.




                                                  WITHHELD
                                                  AUTHORITY
                                    FOR           TO VOTE
Thomas G. Bigley                    178,482,374   192,567
Nicholas P. Constantakis            178,482,374   192,567
John F. Cunningham                  178,482,374   192,567
J. Christopher Donahue              178,482,374   192,567
Charles F. Mansfield, Jr.           178,482,374   192,567
John E. Murray, Jr., J.D., S.J.D.   178,482,374   192,567
John S. Walsh                       178,482,374   192,567


AGENDA ITEM 2

To ratify the selection of Ernst & Young LLP as the fund's independent auditors.

The results of shareholders voting were as follows:




FOR           AGAINST   ABSTENTIONS
178,410,046   36        264,859


AGENDA ITEM 3

To approve a proposed Agreement and Plan of Reorganization between Federated Government Trust, on behalf of its portfolio, Automated Treasury Cash Reserves (the "Treasury Fund") and Money Market Obligations Trust, on behalf of its series, Automated Treasury Cash Reserves (the "New Treasury Fund"), whereby the New Treasury Fund would acquire all of the assets of the Treasury Fund in exchange for shares of the New Treasury Fund to be distributed pro rata by the Treasury Fund to its shareholders in complete liquidation and termination of the Treasury Fund.




FOR           AGAINST   ABSTENTIONS
130,208,237   36        1,152,094


Portfolio of Investments

OCTOBER 31, 1999 (UNAUDITED)




PRINCIPAL
AMOUNT                                                      VALUE
                 U.S. TREASURY OBLIGATIONS-97.3%
                 U.S. TREASURY BILLS-41.8% 1
  $ 27,000,000   4.450% - 4.874%, 12/2/1999                  $  26,891,901
     9,000,000   4.458% - 4.575%, 11/4/1999                      8,996,579
    28,000,000   4.460% - 4.750%, 11/12/1999                    27,960,223
    29,000,000   4.470% - 4.770%, 11/18/1999                    28,936,998
    23,000,000   4.740% - 4.780%, 1/6/2000                      22,799,213
                 TOTAL                                         115,584,914
                 U.S. TREASURY NOTES-55.5%
    15,000,000   5.375%, 1/31/2000                              15,004,414
    35,000,000   5.500% - 7.125%, 2/29/2000                     35,195,415
    60,000,000   5.625% - 7.750%, 11/30/1999                    60,117,048
    28,000,000   5.875% - 7.875%, 11/15/1999                    28,020,054
    15,000,000   5.875%, 2/15/2000                              15,025,195
                 TOTAL                                         153,362,126
                 TOTAL INVESTMENTS (AT AMORTIZED COST) 2     $ 268,947,040


1 Each issue shows the rate of discount at the time of purchase.

2 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($276,494,165) at October 31, 1999.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

OCTOBER 31, 1999 (UNAUDITED)




ASSETS:
Total investments in
securities, at amortized
cost and value                                     $268,947,040
Cash                                                    556,390
Income receivable                                     5,508,161
Receivable for investments
sold                                                 63,000,000
Receivable for shares sold                                  210
TOTAL ASSETS                                        338,011,801
LIABILITIES:
Payable for investments
purchased                       $ 60,488,754
Income distribution
payable                              984,102
Accrued expenses                      44,780
TOTAL LIABILITIES                                    61,517,636
Net assets for 276,494,165
shares outstanding                                 $276,494,165
NET ASSET VALUE, OFFERING
PRICE AND REDEMPTION
PROCEEDS PER SHARE:
$276,494,165 / 276,494,165
shares outstanding                                        $1.00


See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED OCTOBER 31, 1999 (UNAUDITED)




INVESTMENT INCOME:
Interest                                                          $ 6,257,135
EXPENSES:
Investment advisory fee                         $   660,356
Administrative personnel
and services fee                                     99,582
Custodian fees                                        9,901
Transfer and dividend
disbursing agent fees and
expenses                                             17,991
Directors'/Trustees' fees                             3,636
Auditing fees                                         6,637
Legal fees                                            2,108
Portfolio accounting fees                            33,403
Shareholder services fee                            330,178
Share registration costs                              9,589
Printing and postage                                  6,338
Insurance premiums                                    1,292
Miscellaneous                                         5,028
TOTAL EXPENSES                                    1,186,039
WAIVERS:
Waiver of investment
advisory fee                   $  (368,392)
Waiver of shareholder
services fee                      (39,621)
TOTAL WAIVERS                                      (408,013)
Net expenses                                                          778,026
Net investment income                                             $ 5,479,109


See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets





                                SIX MONTHS
                                     ENDED
                               (unaudited)          YEAR ENDED
                               OCTOBER 31,           APRIL 30,
                                      1999                1999
INCREASE (DECREASE) IN NET
ASSETS
OPERATIONS:
Net investment income           $    5,479,109       $     14,067,427
CHANGE IN NET ASSETS
RESULTING FROM OPERATIONS            5,479,109             14,067,427
DISTRIBUTIONS TO
SHAREHOLDERS:
Distributions from net
investment income                   (5,479,109)           (14,067,427)
CHANGE IN NET ASSETS
RESULTING FROM
DISTRIBUTIONS
TO SHAREHOLDERS                     (5,479,109)           (14,067,427)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                             429,225,497          1,122,662,472
Net asset value of shares
issued to shareholders in
payment of
distributions declared               1,568,031              4,679,834
Cost of shares redeemed           (408,965,393)        (1,202,582,539)
CHANGE IN NET ASSETS
RESULTING FROM SHARE
TRANSACTIONS                        21,828,135            (75,240,233)
Change in net assets                21,828,135            (75,240,233)
NET ASSETS:
Beginning of period                254,666,030            329,906,263
End of period                   $  276,494,165       $    254,666,030


See Notes which are an integral part of the Financial Statements

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)




                                             SIX MONTHS
                                             ENDED
                                             (unaudited)
                                             OCTOBER 31,                         YEAR ENDED APRIL 30
                                             1999          1999          1998          1997
1996          1995
NET ASSET VALUE, BEGINNING
OF PERIOD                                    $  1.00       $  1.00       $  1.00       $  1.00       $
1.00       $  1.00
INCOME FROM
INVESTMENT OPERATIONS:
Net investment income                           0.02          0.04          0.05          0.05
0.05          0.04
LESS DISTRIBUTIONS:
Distributions from net investment income       (0.02)        (0.04)        (0.05)        (0.05)
(0.05)        (0.04)
NET ASSET VALUE, END OF PERIOD               $  1.00       $  1.00       $  1.00       $  1.00       $
1.00       $  1.00
TOTAL RETURN 1                                  2.10%         4.40%         4.81%         4.71%
5.04%         4.37%

RATIOS TO AVERAGE NET ASSETS:
Expenses 2                                      0.90% 3       0.89%         0.89%         0.91%
0.94%         0.88%
Net investment income 2                         3.84% 3       4.04%         4.40%         4.29%
4.55%         3.91%
Expenses (after waivers)                        0.59% 3       0.59%         0.59%         0.57%
0.57%         0.56%
Net investment income (after waivers)           4.15% 3       4.34%         4.70%         4.63%
4.92%         4.29%
SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)     $276,494      $254,666      $329,906      $289,526
$260,688      $167,508


1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

3 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

OCTOBER 31, 1999 (UNAUDITED)

ORGANIZATION

Effective August 31, 1999, Automated Treasury Cash Reserves (the "Fund") became a portfolio of the Money Market Obligations Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of twenty one portfolios. The financial statements included herein are only those of the Fund. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex- dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At October 31, 1999, capital paid-in aggregated $276,494,165.

Transactions in shares were as follows:




                              SIX MONTHS
                              ENDED            YEAR ENDED
                              OCTOBER 31,      APRIL 30,
                              1999             1999
Shares sold                    429,225,497      1,122,662,472
Shares issued to
shareholders in payment of
distributions declared           1,568,031          4,679,834
Shares redeemed               (408,965,393)    (1,202,582,539)
NET CHANGE RESULTING FROM
SHARE TRANSACTIONS              21,828,135        (75,240,233)


INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

YEAR 2000

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

 [Graphic]
 Federated
 World-Class Investment Manager
 SEMI-ANNUAL REPORT

Automated Treasury Cash Reserves

SEMI-ANNUAL REPORT TO SHAREHOLDERS

OCTOBER 31, 1999

 [Graphic]
 Federated
 Automated Treasury Cash Reserves
 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000
 1-800-341-7400
 WWW.FEDERATEDINVESTORS.COM
 Federated Securities Corp., Distributor

Cusip 60934N690

2112509 (12/99)

 [Graphic]




SEMI-ANNUAL REPORT

President's Message

Dear Investor:

I am pleased to present the Semi-Annual Report to Shareholders for U.S. Treasury Cash Reserves, a portfolio of Money Market Obligations Trust, for the six-month period ended October 31, 1999. The report begins with a brief commentary by the fund's portfolio manager on the short-term government market, followed by a complete list of the fund's investments and its financial statements.

On behalf of investors, the fund pursues current income, a high level of liquidity, and a stable net asset value of $1.00 per share 1--all through a portfolio consisting primarily of U.S. treasury bills and notes.

During the six-month reporting period, dividends paid to shareholders of Institutional Shares totaled $37.8 million, which amounted to $0.02 per share. Dividends paid to shareholders of Institutional Service Shares totaled $20.4 million, which amounted to $0.02 per share. Net assets reached the $2.8 billion level at the end of the reporting period.

Thank you for participating in the daily income opportunities of U.S. Treasury Cash Reserves. As always, we welcome your questions, comments, or suggestions.

Sincerely,

[Graphic]

J. Christopher Donahue

President

December 15, 1999

1 An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Investment Review

U.S. Treasury Cash Reserves, which is rated AAAm by Standard & Poor's 1 and Aaa by Moody's Investors Service,2 is invested only in direct issues of the U.S. treasury. The fund was created to meet the needs of tax-sensitive investors in states that consider income from all repurchase agreements as taxable. Therefore, the fund's acceptable investments do not include repurchase agreements.

The Federal Reserve Board (the "Fed") voted to tighten monetary policy twice over the reporting period--at the end of June and in late August--and followed with a third move in mid-November. The three 25 basis point hikes in the fed funds target rate brought that rate to its current level of 5.5% and completely removed the 75 basis points in emergency liquidity that the Fed infused into the market in the fourth quarter of 1998, at the height of the global economic crisis.

Movements in short-term interest rates over this period reflected both the actions taken by the Fed and technical supply issues. The yield on the three-month treasury bill traded at 4.6% in early May and climbed higher to nearly 5.0% by the time of the second tightening in late August. The maturity of short-term cash management bills issued by the Treasury Department combined with a temporary reduction in the auction size of the weekly three-month treasury bill to drive the yield on this security down to 4.7% in September. Quarter-end pressures contributed to the decline as well. However, with an increase in the weekly bill auction and a buildup in expectations for yet another incremental tightening from the Fed, the yield on this security resumed its upward climb in October to end the month at 5.1%.

The fund's average maturity generally moved between 45 and 55 days over the reporting period, varying with the shifts in sentiment and in treasury supply. We favored treasury notes to treasury bills over the reporting period due to the expensive nature of the bill market. The fund maximized performance through ongoing relative value analysis and actively traded portfolio holdings to achieve that goal.

1 This rating is obtained after Standard & Poor's evaluates a number of factors, including credit quality, market price exposure and management. Standard & Poor's monitors the portfolio weekly for developments that could cause changes in the ratings. Ratings are subject to change and do not remove market risks.

2 Money market funds and bond funds rated Aaa by Moody's Investors Service are judged to be of an investment quality similar to Aaa-rated fixed income obligations; that is, they are judged to be of the best quality. Ratings are subject to change and do not remove market risks.

Shareholder Meeting Results

A Special Meeting of Shareholders of U.S. Treasury Cash Reserves was held on August 11, 1999. On April 30, 1999, the record date for shareholders voting at the meeting, there were 2,570,031,295 total outstanding shares. The following items were considered by shareholders of the fund and the results of their voting were as follows:

AGENDA ITEM 1

To elect seven Trustees.




                                                    WITHHELD
                                                    AUTHORITY
                                    FOR             TO VOTE
Thomas G. Bigley                    1,555,535,133   12,118,923
Nicholas P. Constantakis            1,555,535,133   12,118,923
John F. Cunningham                  1,555,535,133   12,118,923
J. Christopher Donahue              1,555,535,133   11,268,923
Charles F. Mansfield, Jr.           1,556,396,949   11,257,107
John E. Murray, Jr., J.D., S.J.D.   1,556,396,949   11,257,107
John S. Walsh                       1,556,396,949   11,257,107


AGENDA ITEM 2

To ratify the selection of Ernst & Young LLP as the fund's independent auditors.

The results of shareholders voting were as follows:




FOR             AGAINST     ABSTENTIONS
1,557,277,689   1,455,156   8,921,209


AGENDA ITEM 3

To approve a proposed Agreement and Plan of Reorganization between Federated Government Trust, on behalf of its portfolio, U.S. Treasury Cash Reserves (the "Treasury Cash Fund") and Money Market Obligations Trust, on behalf of its series, U.S. Treasury Cash Reserves (the "New Treasury Cash Fund"), whereby the New Treasury Cash Fund would acquire all of the assets of the Treasury Cash Fund in exchange for shares of the New Treasury Cash Fund to be distributed pro rata by the Treasury Cash Fund to its shareholders in complete liquidation and termination of the Treasury Cash Fund.




FOR             AGAINST     ABSTENTIONS
1,546,997,685   1,676,740   18,050,204


Portfolio of Investments

OCTOBER 31, 1999 (UNAUDITED)




PRINCIPAL
AMOUNT                                                      VALUE
                  U.S. TREASURY OBLIGATIONS--96.2%
                  U.S. TREASURY BILLS--33.1% 1
  $ 119,000,000   4.390% - 4.745%, 11/12/1999                 $   118,833,316
    172,000,000   4.400% - 4.740%, 11/4/1999                      171,933,889
    288,000,000   4.450% - 4.873%, 12/2/1999                      286,814,788
     91,000,000   4.470% - 4.890%, 11/18/1999                      90,801,783
     25,000,000   4.530%, 12/9/1999                                24,880,458
    237,000,000   4.725% - 4.780%, 1/6/2000                       234,933,274
                  TOTAL                                           928,197,508
                  U.S. TREASURY NOTES--63.1%
    192,000,000   5.375%, 1/31/2000                               192,056,094
    380,000,000   5.500% - 7.125%, 2/29/2000                      381,225,392
    670,000,000   5.625% - 7.750%, 11/30/1999                     671,329,695
    376,255,000   5.875% - 7.875%, 11/15/1999                     376,487,030
    150,000,000   5.875%, 2/15/2000                               150,251,953
                  TOTAL                                         1,771,350,164
                  TOTAL INVESTMENTS (AT AMORTIZED COST) 2     $ 2,699,547,672


1 Each issue shows the rate of discount at the time of purchase.

2 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($2,805,172,900) at October 31, 1999.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

OCTOBER 31, 1999 (UNAUDITED)




ASSETS:
Total investments in
securities, at amortized
cost and value                                    $ 2,699,547,672
Cash                                                      620,694
Income receivable                                      61,657,379
Receivable for investments
sold                                                  677,000,000
TOTAL ASSETS                                        3,438,825,745
LIABILITIES:
Payable for investments
purchased                       $ 622,689,235
Income distribution
payable                            10,667,731
Accrued expenses                      295,879
TOTAL LIABILITIES                                     633,652,845
Net assets for
2,805,172,900 shares
outstanding                                       $ 2,805,172,900
NET ASSET VALUE, OFFERING
PRICE AND REDEMPTION
PROCEEDS PER SHARE:
INSTITUTIONAL SHARES:
$1,722,831,379 /
1,722,831,379 shares
outstanding                                                 $1.00
INSTITUTIONAL SERVICE
SHARES:
$1,082,341,521 /
1,082,341,521 shares
outstanding                                                 $1.00



See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED OCTOBER 31, 1999 (UNAUDITED)




INVESTMENT INCOME:
Interest                                                              $ 62,060,176
EXPENSES:
Investment advisory fee                            $  5,242,979
Administrative personnel
and services fee                                        988,301
Custodian fees                                           68,399
Transfer and dividend
disbursing agent fees and
expenses                                                 26,456
Directors'/Trustees' fees                                 9,842
Auditing fees                                             6,713
Legal fees                                                6,645
Portfolio accounting fees                                80,706
Shareholder services fee--
Institutional Shares                                  2,091,416
Shareholder services fee--
Institutional Service
Shares                                                1,185,328
Share registration costs                                 57,438
Printing and postage                                     13,638
Insurance premiums                                        3,701
Miscellaneous                                            11,762
TOTAL EXPENSES                                        9,793,324
WAIVERS:
Waiver of investment
advisory fee                    $  (3,832,969)
Waiver of shareholder
services fee--Institutional
Shares                             (2,091,416)
TOTAL WAIVERS                                        (5,924,385)
Net expenses                                                             3,868,939
Net investment income                                                 $ 58,191,237


See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets





                                  SIX MONTHS
                                  ENDED
                                  (unaudited)            YEAR ENDED
                                  OCTOBER 31,            APRIL 30,
                                  1999                   1999
INCREASE (DECREASE) IN NET
ASSETS
OPERATIONS:
Net investment income           $     58,191,237       $    106,094,047
CHANGE IN NET ASSETS
RESULTING FROM OPERATIONS             58,191,237            106,094,047
DISTRIBUTIONS TO
SHAREHOLDERS:
Distributions from net
investment income
Institutional Shares                 (37,832,616)           (70,472,634)
Institutional Service
Shares                               (20,358,621)           (35,621,413)
CHANGE IN NET ASSETS
RESULTING FROM
DISTRIBUTIONS
TO SHAREHOLDERS                      (58,191,237)          (106,094,047)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                             4,197,904,294          7,823,041,987
Net asset value of shares
issued to shareholders in
payment of distributions
declared                               5,609,384             12,987,955
Cost of shares redeemed           (3,969,243,720)        (7,193,358,106)
CHANGE IN NET ASSETS
RESULTING FROM
SHARE TRANSACTIONS                   234,269,958            642,671,836
Change in net assets                 234,269,958            642,671,836
NET ASSETS:
Beginning of period                2,570,902,942          1,928,231,106
End of period                   $  2,805,172,900       $  2,570,902,942


See Notes which are an integral part of the Financial Statements

Financial Highlights-Institutional Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)




                                           SIX MONTHS
                                           ENDED
                                           (unaudited)
                                           OCTOBER 31,                 YEAR ENDED APRIL 30,
                                           1999              1999           1998           1997          1996        1995
NET ASSET VALUE, BEGINNING OF PERIOD           $ 1.00            $ 1.00         $ 1.00         $ 1.00       $ 1.00       $ 1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                            0.02              0.05           0.05           0.05         0.05         0.05
LESS DISTRIBUTIONS:
Distributions from net investment income        (0.02)            (0.05)         (0.05)         (0.05)       (0.05)       (0.05)
NET ASSET VALUE, END OF PERIOD                 $ 1.00            $ 1.00         $ 1.00         $ 1.00       $ 1.00       $ 1.00
TOTAL RETURN 1                                   2.30%             4.79%          5.23%          5.10%        5.43%        4.75%

RATIOS TO AVERAGE NET ASSETS:
Expenses 2                                       0.75% 3          0.75%          0.76%          0.77%        0.79%         0.59%
Net investment income 2                          3.98% 3          4.11%          4.55%          4.42%        4.70%         4.46%
Expenses (after waivers)                         0.20% 3          0.20%          0.20%          0.20%        0.20%         0.20%
Net investment income (after waivers)            4.53% 3          4.66%          5.11%          4.99%        5.29%         4.85%
SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)    $1,722,831       $1,645,762     $1,256,710     $1,131,071     $937,662      $609,233


1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

3 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Institutional Service Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)




                                           SIX MONTHS
                                           ENDED
                                           (unaudited)
                                           OCTOBER 31,                        YEAR ENDED APRIL 30,
                                           1999              1999         1998         1997         1996         1995 1
NET ASSET VALUE, BEGINNING OF PERIOD           $ 1.00         $ 1.00       $ 1.00       $ 1.00       $ 1.00      $ 1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                            0.02           0.04         0.05         0.05         0.05        0.03
LESS DISTRIBUTIONS:
Distributions from net investment income        (0.02)         (0.04)       (0.05)       (0.05)       (0.05)      (0.03)
NET ASSET VALUE, END OF PERIOD                 $ 1.00         $ 1.00       $ 1.00       $ 1.00       $ 1.00      $ 1.00
TOTAL RETURN 2                                   2.17%          4.53%        4.97%        4.84%        5.17%       2.60%

RATIOS TO AVERAGE NET ASSETS:
Expenses 3                                       0.75% 4        0.75%        0.76%        0.77%        0.79%       0.84% 4
Net investment income 3                          3.98% 4        4.11%        4.56%        4.41%        4.63%       4.94% 4
Expenses (after waivers)                         0.45% 4        0.45%        0.45%        0.45%        0.45%       0.45% 4
Net investment income (after waivers)            4.28% 4        4.41%        4.87%        4.73%        4.97%       5.33% 4
SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)    $1,082,342       $925,141     $671,521     $446,344     $227,099     $60,508


1 Reflects operations for the period from December 15, 1994 (date of initial public investment) to April 30, 1995.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

4 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

OCTOBER 31, 1999 (UNAUDITED)

ORGANIZATION

Effective August 31, 1999, U.S. Treasury Cash Reserves (the "Fund") became a portfolio of the Money Market Obligations Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of twenty one portfolios. The financial statements included herein are only those of the Fund. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex- dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At October 31, 1999, capital paid-in aggregated $2,805,172,900.

Transactions in shares were as follows:




                              SIX MONTHS
                              ENDED              YEAR ENDED
                              OCTOBER 31,        APRIL 30,
                              1999               1999
INSTITUTIONAL SHARES:
Shares sold                    2,593,757,541      4,865,315,994
Shares issued to
shareholders in payment of
distributions declared             1,943,721          4,130,324
Shares redeemed               (2,518,632,106)    (4,480,394,099)
NET CHANGE RESULTING FROM
INSTITUTIONAL SHARE
TRANSACTIONS                      77,069,156        389,052,219

                              SIX MONTHS
                              ENDED              YEAR ENDED
                              OCTOBER 31,        APRIL 30,
                              1999               1999
INSTITUTIONAL SERVICE
SHARES:
Shares sold                    1,604,146,753      2,957,725,993
Shares issued to
shareholders in payment of
distributions declared             3,665,663          8,857,631
Shares redeemed               (1,450,611,614)    (2,712,964,007)
NET CHANGE RESULTING FROM
INSTITUTIONAL SERVICE
SHARE TRANSACTIONS               157,200,802        253,619,617
NET CHANGE RESULTING FROM
SHARE TRANSACTIONS               234,269,958        642,671,836


INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

YEAR 2000

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectuses which contains facts concerning its objective and policies, management fees, expenses, and other information.

 [Graphic]
 Federated
 World-Class Investment Manager
 SEMI-ANNUAL REPORT

U.S. Treasury Cash Reserves

SEMI-ANNUAL REPORT TO SHAREHOLDERS

OCTOBER 31, 1999

 [Graphic]
 Federated
 U.S. Treasury Cash Reserves
 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000
 1-800-341-7400
 WWW.FEDERATEDINVESTORS.COM
 Federated Securities Corp., Distributor

Cusip 60934N682

Cusip 60934N674

2112510 (12/99)

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